Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Sales-type lease income
Sales-type lease
Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Financing income	32,645	83,127,614	89,872,562	12,909,386
Sales income	26,083,472	1,359,261,392	89,150,614	12,805,684

Summary of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Year ending December 31,
1 year (Including 1 year)	29,504,842	23,907,380	3,434,080
1 year to 2 years (Including 2 years)	18,334,607	18,844,937	2,706,906
2 years to 3 years (Including 3 years)	13,269,047	4,388,769	630,408
Over 3 years	4,327,678	—	—

Total lease payment	65,436,174	47,141,086	6,771,394

Less: imputed interest		3,528,058	506,774

Present value of lease liabilities		43,613,028	6,264,620

Summary of Operating Lease Supplemental Cash Flow Information
Supplemental lease cash flow disclosures

	For the years ended December 31,
	2019
	RMB	US$
Operating cash flows used in operating leases	26,788,051	3,847,863
ROU assets obtained in exchange for new operating lease liabilities	22,606,871	3,247,274